Taxation - Components of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Taxation
Current income tax expense	¥ 5,483		¥ 12,753	¥ 2,588
Deferred income (benefit) tax	3,424	$ 537	1,912	1,178
Income tax expense	¥ 8,907	$ 1,398	¥ 14,665	¥ 3,766